Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities
Available-for-sale securities (see Note (1)(g)) were as follows:

	2013				2012
		Gross Unrealized		Estimated Fair Value		Gross Unrealized		Estimated Fair Value
in thousands	Cost	Gains	(Losses)		Cost	Gains	(Losses)
Equity mutual funds	$24,737	$2,423	$0	$27,160	$44,944	$4,814	$(5)	$49,753
Fixed-income mutual funds	102,072	786	(605)	102,253	84,855	1,436	(21)	86,270
Total fluctuating-value mutual funds	$126,809	$3,209	$(605)	$129,413	$129,799	$6,250	$(26)	$136,023

Gains and losses on investments

The following table presents gains and losses recognized in Gain on securities, net on the Consolidated Statements of Income in connection with investments and economic derivatives held by certain consolidated investment companies for the years ended December 31:

in thousands	2013	2012	2011
Unrealized gain (loss)
Trading securities	$2,036	$1,614	$(871)
Derivatives[1]	(49)	72	(560)
Realized gains[2]
Available-for-sale securities	15,390	4,439	3,006
Trading securities	1,306	1,200	931
Derivatives[1]	1,083	310	570
Realized losses[2]
Available-for-sale securities	(1,561)	0	0
Trading securities	(870)	(627)	(830)
Derivatives[1]	(349)	(97)	(814)
Gain on securities, net[3]	$16,986	$6,911	$1,432

1	Amounts related to the settlement of economic derivatives held by certain consolidated sponsored products.

2	Realized gains and losses are computed on a specific-identification basis.

3	Amounts related to consolidated investment companies totaled $2.6 million, $2.0 million and $(1.2) million for 2013, 2012 and 2011, respectively.